UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Redstone Investment Management, L.P.

Address:  1055 Westlakes Drive, Suite 300
          Berwyn, PA 19312

13F File Number: 28-10712

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Scott A. Burney
Title:    Chief Financial Officer
Phone:    (610) 727-3702

Signature, Place and Date of Signing:


/s/ Scott A. Burney                 Berwyn, PA              July 27, 2006
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 70

Form 13F Information Table Value Total: $425,806
                                        (thousands)

List of Other Included Managers:

No.       Form 13F File Number     Name

(1)       28-10707                 Fairfield Redstone Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                                  VALUE    SHS OR/ SHS/ PUT/   INVSTMNT    OTHER   VOTING AUTHORITY
ISSUER                             TITLE OF CLASS    CUSIP       (X1000)   PRN AMT PRN  CALL   DISCRETN   MNGERS   SOLE SHARED  NONE
A D C TELECOMMUNICATIONS           COM NEW           000886309    3,890    230,700 SH           SHARED      (1)         230,700
ALADDIN KNOWLEDGE SYS LTD          ORD               M0392N101    2,749    135,100 SH           SHARED      (1)         135,100
ALASKA COMMUNICATIONS SYS GR       COM               01167P101    6,083    480,900 SH           SHARED      (1)         480,900
ALTRIA GROUP INC                   COM               02209S103    9,157    124,700 SH           SHARED      (1)         124,700
ARCH COAL INC                      COM               039380100    4,343    102,500 SH           SHARED      (1)         102,500
ARCHER DANIELS MIDLAND CO          COM               039483102    9,160    221,900 SH           SHARED      (1)         221,900
ARROW INTL INC                     COM               042764100    5,989    182,200 SH           SHARED      (1)         182,200
BJ SVCS CO                         COM               055482103    6,017    161,500 SH           SHARED      (1)         161,500
BUNGE LIMITED                      COM               G16962105    7,643    152,100 SH           SHARED      (1)         152,100
CHESAPEAKE ENERGY CORP             COM               165167107    3,176    105,000 SH           SHARED      (1)         105,000
CHICAGO BRIDGE & IRON CO N V       N Y REGISTRY SH   167250109    5,871    243,100 SH           SHARED      (1)         243,100
COEUR D-ALENE MINES CORP IDA       COM               192108108    4,736    984,600 SH           SHARED      (1)         984,600
COMTECH TELECOMMUNICATIONS C       COM NEW           205826209   15,621    533,700 SH           SHARED      (1)         533,700
CORNING INC                        COM               219350105    4,211    174,100 SH           SHARED      (1)         174,100
CRA INTL INC                       COM               12618T105    6,554    145,200 SH           SHARED      (1)         145,200
CUBIST PHARMACEUTICALS INC         COM               229678107    5,882    233,600 SH           SHARED      (1)         233,600
CVS CORP                           COM               126650100    8,102    263,900 SH           SHARED      (1)         263,900
DAVITA INC                         COM               23918K108    7,207    145,000 SH           SHARED      (1)         145,000
DYNCORP INTL INC                   CL A              26817C101    5,702    549,300 SH           SHARED      (1)         549,300
ELIZABETH ARDEN INC                COM               28660G106    1,951    109,100 SH           SHARED      (1)         109,100
ENERGY CONVERSION DEVICES INC      COM               292659109    4,714    129,400 SH           SHARED      (1)         129,400
GAMESTOP CORP NEW                  CL A              36467W109    8,681    206,700 SH           SHARED      (1)         206,700
GASCO ENERGY INC                   COM               367220100    2,425    558,800 SH           SHARED      (1)         558,800
GENERAL ELECTRIC CO                COM               369604103    7,729    234,500 SH           SHARED      (1)         234,500
GILEAD SCIENCES INC                COM               375558103   11,572    195,600 SH           SHARED      (1)         195,600
GLOBAL CASH ACCESS HLDGS INC       COM               378967103    4,298    275,000 SH           SHARED      (1)         275,000
GLOBAL SIGNAL INC                  COM               37944Q103    8,134    175,600 SH           SHARED      (1)         175,600
HALLIBURTON CO                     COM               406216101    5,915     79,700 SH           SHARED      (1)          79,700
HERCULES OFFSHORE INC              COM               427093109    3,906    111,600 SH           SHARED      (1)         111,600
HORIZON OFFSHORE INC               COM NEW           44043J204    5,764    275,000 SH           SHARED      (1)         275,000
HURON CONSULTING GROUP INC         COM               447462102    7,615    217,000 SH           SHARED      (1)         217,000
IOWA TELECOM SERVICES INC          COM               462594201    4,484    237,000 SH           SHARED      (1)         237,000
LIONBRIDGE TECHNOLOGIES INC        COM               536252109    3,879    701,400 SH           SHARED      (1)         701,400
LOEWS CORP                         CAROLNA STK       540424207    5,538    107,800 SH           SHARED      (1)         107,800
LUMINEX CORP DEL                   COM               55027E102    4,259    244,900 SH           SHARED      (1)         244,900
MCCORMICK & SCHMICKS SEAFD R       COM               579793100    3,722    156,400 SH           SHARED      (1)         156,400
MCDERMOTT INTL INC                 COM               580037109   10,604    233,200 SH           SHARED      (1)         233,200
MONSANTO CO NEW                    COM               61166W101    6,062     72,000 SH           SHARED      (1)          72,000
MORTONS RESTAURANT GRP INC         COM               619430101    3,545    231,400 SH           SHARED      (1)         231,400
NEW RIVR PHARMACEUTICALS INC       COM               648468205   15,829    555,400 SH           SHARED      (1)         555,400
NII HOLDINGS INC                   CL B NEW          62913F201    6,027    106,900 SH           SHARED      (1)         106,900
NOVATEL INC                        COM               669954109    4,140    121,200 SH           SHARED      (1)         121,200
NOVEN PHARMACEUTICALS INC          COM               670009109    4,280    239,100 SH           SHARED      (1)         239,100
OCEANEERING INTL INC               COM               675232102    4,924    107,400 SH           SHARED      (1)         107,400
ORACLE CORP                        COM               68389X105    7,174    495,100 SH           SHARED      (1)         495,100
ORIGIN AGRITECH LIMITED            SHS               G67828106    4,629    322,800 SH           SHARED      (1)         322,800
PARTICLE DRILLING TECHNOLOGI INC   COM               70212G101    1,863    529,400 SH           SHARED      (1)         529,400
PHASE FORWARD INC                  COM               71721R406    4,610    400,200 SH           SHARED      (1)         400,200
PHELPS DODGE CORP                  COM               717265102    7,460     90,800 SH           SHARED      (1)          90,800
PRECISION CASTPARTS CORP           COM               740189105    4,243     71,000 SH           SHARED      (1)          71,000
QUALCOMM INC                       COM               747525103    7,585    189,300 SH           SHARED      (1)         189,300
QUIKSILVER INC                     COM               74838C106    2,639    216,700 SH           SHARED      (1)         216,700
ROCKWELL COLLINS INC               COM               774341101    6,649    119,000 SH           SHARED      (1)         119,000
STEALTHGAS INC                     SHS               Y81669106    3,181    228,000 SH           SHARED      (1)         228,000
STERIS CORP                        COM               859152100    4,894    214,100 SH           SHARED      (1)         214,100
SUNCOR ENERGY INC                  COM               867229106    4,472     55,200 SH           SHARED      (1)          55,200
SUPERIOR ENERGY SRVS INC           COM               868157108    4,326    127,600 SH           SHARED      (1)         127,600
SYNERON MEDICAL LTD                ORD SHS           M87245102    4,986    238,800 SH           SHARED      (1)         238,800
TELUS CORP                         NON-VTG SHS       87971M202    7,414    183,600 SH           SHARED      (1)         183,600
TETRA TECHNOLOGIES INC DEL         COM               88162F105    4,939    162,800 SH           SHARED      (1)         162,800
TEXAS INSTRUMENTS INC              COM               882508104    5,855    193,300 SH           SHARED      (1)         193,300
TRANSACTION SYS ARCHITECTS         COM               893416107    6,083    145,900 SH           SHARED      (1)         145,900
UAP HLDG CORP                      COM               903441103    4,218    193,400 SH           SHARED      (1)         193,400
US AIRWAYS GROUP INC               COM               90341W108    7,561    149,600 SH           SHARED      (1)         149,600
VIASAT INC                         COM               92552V100   18,438    718,000 SH           SHARED      (1)         718,000
WARRIOR ENERGY SVC CRP             COM               936258102    4,545    186,800 SH           SHARED      (1)         186,800
WASHINGTON GROUP INTL INC          COM NEW           938862208    6,940    130,100 SH           SHARED      (1)         130,100
WESCO INTL INC                     COM               95082P105    6,403     92,800 SH           SHARED      (1)          92,800
WILLIAMS SCOTSMAN INTL INC         COM               96950G102    8,553    391,600 SH           SHARED      (1)         391,600
WORLD FUEL SVCS CORP               COM               981475106    4,057     88,800 SH           SHARED      (1)          88,800

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